Finance Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Finance costs	$ (6.4)	$ 3.8
Interest costs incurred	$ 18.4	$ 9.5
Capitalisation rate of borrowing costs eligible for capitalisation	6.32%	7.03%
Mineral Property, Plant and Equipment
Disclosure of attribution of expenses by nature to their function [line items]
Finance costs	$ 24.9	$ 11.3